(Losses)/Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2018
(Losses)/Earnings per Share
Schedule of basic (losses)/earnings per share

	Six Months Ended June 30,
	2018	2017
Weighted average number of outstanding ordinary shares in issue	66,389,454	60,660,846
Net (loss)/income attributable to the Company (US$'000)	(32,691)	1,682
(Losses)/earnings per share attributable to the Company (US$ per share)	(0.49)	0.03

Schedule of diluted (losses)/earnings per share

	Six Months Ended June 30,
	2018	2017
Weighted average number of outstanding ordinary shares in issue	66,389,454	60,660,846
Adjustment for share options and LTIP	—	473,693
	66,389,454	61,134,539
Net (loss)/income attributable to the Company (US$'000)	(32,691)	1,682
(Losses)/earnings per share attributable to the Company (US$ per share)	(0.49)	0.03